Segment reporting	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Segment reporting
Segment reporting
Reportable segments reflect the operating segments of the Group that are regularly reviewed by the Chief Executive Officer (the “chief operating decision maker” as defined under IFRS 8 – Operating Segments) for making strategic decisions, allocating resources and assessing performance and that exceed the quantitative thresholds provided in IFRS 8 – Operating Segments, or whose information is considered useful for the users of the financial statements. The Group's reportable segments include four regional mass-market vehicle operating segments (NAFTA, LATAM, APAC and EMEA), the Maserati global luxury brand operating segment and a global Components operating segment, which are described as follows:

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NAFTA designs, engineers, develops, manufactures and distributes vehicles. NAFTA mainly earns its revenues from the sale of vehicles under the Chrysler, Jeep, Dodge, Ram, Fiat and Alfa Romeo brand names and from sales of the related parts and accessories in the United States, Canada, Mexico and Caribbean islands.

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LATAM designs, engineers, develops, manufactures and distributes vehicles. LATAM mainly earns its revenues from the sale of passenger cars and light commercial vehicles and related spare parts under the Fiat and Jeep brand names in South and Central America as well as from the distribution of the Chrysler, Dodge and Ram brand cars in the same region. In addition, the segment provides financial services to the dealer network in Brazil and to retail customers in Argentina.

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APAC mainly earns its revenues from the distribution and sale of cars and related spare parts under the Abarth, Alfa Romeo, Chrysler, Dodge, Fiat and Jeep brands mostly in China, Japan, Australia, South Korea and India. These activities are carried out through both subsidiaries and joint ventures. In addition, the segment provides financial services to the dealer network and retail customers in China.

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EMEA designs, engineers, develops, manufactures and distributes vehicles. EMEA mainly earns its revenues from the sale of passenger cars and light commercial vehicles under the Fiat, Alfa Romeo, Lancia, Abarth, Jeep and Fiat Professional brand names, the sale of the related spare parts in Europe, Middle East and Africa, and from the distribution of the Chrysler, Dodge and Ram brand vehicles in these areas. In addition, the segment provides financial services related to the sale of cars and light commercial vehicles in Europe, primarily through the FCA Bank joint venture and Fidis S.p.A., a fully owned captive finance company that is mainly involved in the factoring business.

•	Maserati designs, engineers, develops, manufactures and distributes vehicles. Maserati earns its revenues from the sale of luxury vehicles under the Maserati brand.

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Components earns its revenues from the production and sale of lighting components, body control units, suspensions, shock absorbers, electronic systems, exhaust systems and plastic molding components. In addition, the segment earns revenues with its spare parts distribution activities carried out under the Magneti Marelli brand name, cast iron components for engines, gearboxes, transmissions and suspension systems and aluminum cylinder heads (Teksid), in addition to the design and production of industrial automation systems and related products for the automotive industry (Comau).

Transactions among the mass-market vehicle segments generally are presented on a “where-sold” basis, which reflects the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and include revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
Other activities include the results of the activities and businesses that are not operating segments under IFRS 8 – Operating Segments. In addition, Unallocated items and eliminations include consolidation adjustments, eliminations, as well as costs related to the launch of the Alfa Romeo Giulia platform which were not allocated to the mass-market vehicle segments due to the limited number of shipments. Financial income and expenses and income taxes are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the measure used by the chief operating decision maker to assess performance, allocate resources to the Group's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT excludes certain adjustments from Net profit from continuing operations including gains/(losses) on the disposal of investments, restructuring, impairments, asset write-offs and unusual income/(expenses) that are considered rare or discrete events that are infrequent in nature, and also excludes Net financial expenses and Tax expense/(benefit). See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted EBIT. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8 – Operating Segments, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2017, 2016 and 2015:

	Mass-Market Vehicles
2017	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€10,115		€727		€(4,014)	€110,934
Revenues from transactions with other segments	(47)		(15)		(32)		(140)		(21)		(3,323)		(436)		4,014		—
Revenues from third party customers		€66,047		€7,989		€3,218		€22,560		€4,037		€6,792		€291		€—	€110,934

Net profit from continuing operations																	€3,510
Tax expense																	€2,651
Net financial expenses																	€1,469
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€			€10	€		€		€229
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€20	€			€1	€95
Resolution of certain Components legal matters	€		€		€		€		€			€43	€		€		€43
Deconsolidation of Venezuela(5)	€			€42		€—		€—		€—		€—		€—		€—	€42
NAFTA capacity realignment(6)		€(38)	€		€		€		€		€		€		€		€(38)
Tianjin (China) port explosions insurance recoveries(7)	€		€			€(68)	€		€		€		€		€		€(68)
Gains on disposal of investments(8)	€		€		€		€		€			€(27)	€			€(49)	€(76)
Other		€(1)		€—		€1		€—		€—		€(11)		€—		€1	€(10)
Adjusted EBIT		€5,227		€151		€172		€735		€560		€536		€(189)		€(138)	€7,054

Share of profit of equity method investees	€		€			€75		€306	€			€14		€13		€1	€409
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1) As this liability related to the Group’s Brazilian operations in multiple segments, it was not attributed to the results of the related segments;
2) Impairment expense in EMEA relates to changes in global product portfolio. Impairment expense in LATAM relates to product portfolio changes and the impairment of certain real estate assets in Venezuela, in the second quarter of 2017 due to the continued deterioration of the economic conditions;
(3) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities.
(4) Primarily related to workforce restructuring costs related to LATAM;
(5) Refer to Note 3, Scope of consolidation;
(6) Income related to adjustments to reserves for the NAFTA capacity realignment plan;
(7) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT;
(8) Refer to Note 3, Scope of consolidation.

	Mass-Market Vehicles
2016	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,094		€6,197		€3,662		€21,860		€3,479		€9,659		€779		€(3,712)	€111,018
Revenues from transactions with other segments	(40)		(42)		(24)		(148)		(10)		(3,030)		(418)		3,712		—
Revenues from third party customers		€69,054		€6,155		€3,638		€21,712		€3,469		€6,629		€361		€—	€111,018

Net profit from continuing operations																	€1,814
Tax expense																	€1,292
Net financial expenses																	€2,016
Adjustments:
Recall campaigns - airbag inflators(1)		€414	€		€		€		€		€		€		€		€414
Costs for recall, net of supplier recoveries - contested with supplier(2)		€132	€		€		€		€		€		€		€		€132
NAFTA capacity realignment(3)		€156	€		€		€		€		€		€		€		€156
Tianjin (China) port explosions, net of insurance recoveries(4)	€		€			€(55)	€		€		€		€		€		€(55)
Currency devaluation	€			€19	€		€		€		€		€		€		€19
Restructuring costs/(reversal)(5)		€(10)		€68	€			€5	€			€25	€		€		€88
Impairment expense(6)	€			€52		€109		€7	€			€49		€8	€		€225
Gains on disposal of investments	€		€		€		€		€			€(8)		€(5)	€		€(13)
Other		€(25)		€3		€(10)	€		€		€		€		€		€(32)
Adjusted EBIT		€5,133		€5		€105		€540		€339		€445		€(244)		€(267)	€6,056

Share of profit of equity method investees		€2		€—		€30		€272		€—		€6		€2		€1	€313
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(1) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Refer to Note 20, Provisions;
(3) Refer to Note 5, Research and development costs and Note 11, Property plant and equipment;
(4) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT.  Through December 31, 2016, no significant insurance recoveries related to Tianjin have been recognized in Adjusted EBIT;
(5) Restructuring costs within LATAM and Components primarily relate to cost reduction initiatives to right-size to market volume in Brazil;
(6) Refer to Note 5, Research and development costs. and Note 11, Property plant and equipment.

	Mass-Market Vehicles
2015	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,992		€6,431		€4,885		€20,350		€2,411		€9,770		€844		€(4,088)	€110,595
Revenues from transactions with other segments	(1)		(194)		(25)		(304)		(13)		(3,095)		(456)		4,088		—
Revenues from third party customers		€69,991		€6,237		€4,860		€20,046		€2,398		€6,675		€388		€—	€110,595

Net profit from continuing operations																	€93
Tax expense																	€166
Net financial expenses																	€2,366
Adjustments:
Change in estimate for future recall campaign costs(1)		€761	€		€		€		€		€		€		€		€761
Tianjin (China) port explosions(2)	€		€			€142	€		€		€		€		€		€142
NAFTA capacity realignment(3)		€834	€		€		€		€		€		€		€		€834
Currency devaluations(4)	€			€163	€		€		€		€		€		€		€163
NHTSA Consent Order and amendment(5)		€144	€		€		€		€		€		€		€		€144
Impairment expense	€			€16		€22		€46		€3		€20	€			€11	€118
Restructuring costs/(reversal)		€(11)		€40	€		€		€			€23		€2		€(1)	€53
Other		€(97)	€			€41		€1	€			€8		€(1)		€2	€(46)
Adjusted EBIT		€4,450		€(87)		€52		€213		€105		€395		€(150)		€(184)	€4,794

Share of profit of equity method investees		€3		€—		€(78)		€219		€—		€(2)		€(12)		€—	€130
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(1) Amount represents the change in estimate for estimated future recall campaign costs for the U.S. and Canada recognized within Cost of revenues - refer to Note 20, Provisions; (2) Amount relates to the write-down of inventory (€53 million) and incremental incentives (€89 million) for vehicles affected by the explosions at the Port of Tianjin in August 2015;
(3) Amount represents costs from implementation of plan to realign existing NAFTA capacity - comprised of €422 million for asset impairments, €236 million for payment of supplemental unemployment benefits due to extended downtime at certain plants and €176 million for write off of capitalized development expenditures with no future benefit;
(4) €80 million was due to adoption of SIMADI exchange rate at June 30, 2015 (refer to Note 3, Scope of consolidation, and €83 million was due to the devaluation of the Argentinian Peso resulting from changes in monetary policy;
(5) Refer to Note 20, Provisions.
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2017	2016
	(€ million)
North America	€34,099	€35,833
Italy	12,458	12,558
Brazil	5,137	6,310
Poland	1,151	1,117
Serbia	639	660
Other countries	2,536	2,582
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€56,020	€59,060